FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$772	$772
Accounts and other receivable, net (current and non-current)	—	—	3,569	3,569
Financial assets (current and non-current) (1)(2)	9	55	160	224
Total (3)	$9	$55	$4,501	$4,565
Financial liabilities
Accounts payable and other (1) (3)	$—	$48	$3,386	$3,434
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,823	8,823
Exchangeable and class B shares (4)	—	—	1,501	1,501
Total	$—	$48	$13,710	$13,758
____________________________________
(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $1,404 million of assets pledged as collateral.
(3)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,384 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 26 for additional information.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$736	$736
Accounts and other receivable, net (current and non-current)	—	—	3,191	3,191
Financial assets (current and non-current) (1)(2)	20	208	269	497
Total (3)	$20	$208	$4,196	$4,424
Financial liabilities
Accounts payable and other (1) (3)	$3	$70	$4,684	$4,757
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	12,913	12,913
Exchangeable and class B shares (4)	—	—	1,237	1,237
Total	$3	$70	$18,834	$18,907
____________________________________
(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $2,150 million of assets pledged as collateral.
(3)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $2,882 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 26 for additional information.

(US$ MILLIONS)	2023	2022
Current
Restricted cash	$52	$44
Derivative assets	10	34
Loans and notes receivable	—	2
Other financial assets	$15	$—
Total current	$77	$80
Non-current
Restricted cash	$25	$215
Derivative assets	45	180
Loans and notes receivable	68	8
Other financial assets	9	14
Total non-current	$147	$417

(US$ MILLIONS)	2023	2022
Current, net	$1,352	$2,303
Non-current, net
Accounts receivable	283	137
Retainer on customer contract	70	70
Billing rights	733	681
Loan receivable from Brookfield Business Partners(1)	1,131	—
Total non-current, net	$2,217	$888
Total	$3,569	$3,191
____________________________________
(1)See Note 27 for additional information.
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Loss allowance - beginning	$77	$64
Add: increase in allowance	108	46
Deduct: bad debt write offs	(34)	(33)
Foreign currency translation and other	(14)	—
Loss allowance - ending	$137	$77

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$772	$772
Accounts and other receivable, net (current and non-current)	—	—	3,569	3,569
Financial assets (current and non-current) (1)(2)	9	55	160	224
Total (3)	$9	$55	$4,501	$4,565
Financial liabilities
Accounts payable and other (1) (3)	$—	$48	$3,386	$3,434
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,823	8,823
Exchangeable and class B shares (4)	—	—	1,501	1,501
Total	$—	$48	$13,710	$13,758
____________________________________
(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $1,404 million of assets pledged as collateral.
(3)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,384 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 26 for additional information.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$736	$736
Accounts and other receivable, net (current and non-current)	—	—	3,191	3,191
Financial assets (current and non-current) (1)(2)	20	208	269	497
Total (3)	$20	$208	$4,196	$4,424
Financial liabilities
Accounts payable and other (1) (3)	$3	$70	$4,684	$4,757
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	12,913	12,913
Exchangeable and class B shares (4)	—	—	1,237	1,237
Total	$3	$70	$18,834	$18,907
____________________________________
(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $2,150 million of assets pledged as collateral.
(3)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $2,882 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 26 for additional information.

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2023 and 2022:

	2023			2022
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Derivative assets	$—	$55	$—	$—	$214	$—
Other financial assets	9	—	—	14	—	—
	$9	$55	$—	$14	$214	$—
Financial liabilities
Derivative liabilities	$—	$48	$—	$—	$71	$—
Other financial liabilities	—	—	—	—	—	2
	$—	$48	$—	$—	$71	$2

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2023 and 2022:

	2023			2022
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Derivative assets	$—	$55	$—	$—	$214	$—
Other financial assets	9	—	—	14	—	—
	$9	$55	$—	$14	$214	$—
Financial liabilities
Derivative liabilities	$—	$48	$—	$—	$71	$—
Other financial liabilities	—	—	—	—	—	2
	$—	$48	$—	$—	$71	$2
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2023	Carrying value December 31, 2022	Valuation technique(s) and key input(s)
Derivative assets	$55	$214	Fair value of derivative contracts incorporate quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Derivative liabilities	$48	$71	Fair value of derivative contracts incorporate quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.